SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranty Reserve (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Standard assurance warranty period	1 year	1 year
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserve, at the beginning of the year	$ 1,553	$ 1,491	$ 116
Additions to warranty reserve	86	346	2,352
Claims fulfilled	$ (152)	(284)	(977)
Warranty reserve, at the end of the period		$ 1,553	$ 1,491